Commitments	12 Months Ended
Mar. 31, 2017
Commitments
Commitments

24.   Commitments

(a)   Capital commitments

       Capital expenditures contracted for are analyzed as follows:

	As of March 31,
	2016	2017
	(in millions of RMB)
Contracted but not provided for:
Purchase of property and equipment	803	1,771
Construction of corporate campuses	1,688	2,838

	2,491	4,609

(b)   Operating lease commitments for office facility and transportation equipment

The Company has leased office premises and transportation equipment under non-cancellable operating lease agreements. These leases have varying terms and renewal rights. The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	As of March 31,
	2016	2017
	(in millions of RMB)
No later than 1 year	394	862
Later than 1 year and no later than 5 years	441	1,593
More than 5 years	65	834

Total	900	3,289

For the years ended March 31, 2015, 2016 and 2017, the Company incurred rental expenses under operating leases of RMB322 million, RMB451 million and RMB747 million, respectively.

(c)   Commitments for co-location, bandwidth fees and marketing expenses

	As of March 31,
	2016	2017
	(in millions of RMB)
No later than 1 year	2,680	3,777
Later than 1 year and no later than 5 years	4,919	6,680
More than 5 years	823	3,678

Total	8,422	14,135

(d)   Investment commitments

The Company was obligated to pay up to RMB65,597 million and RMB17,495 million for business combinations and the acquisition of investment securities and equity investees under various arrangements as of March 31, 2016 and 2017, respectively. The commitment balance as of March 31, 2016 primarily included the considerations for the acquisition of Youku Tudou (Note 4(f)) and the investment in Suning (Note 4(w)), both of which were completed and settled during the year ended March 31, 2017. The commitment balance as of March 31, 2017 primarily includes the consideration for the privatization of Intime (Note 4(v)) and the investments in Sanjiang (Note 4(q)) and Ele.me (Note 4(t)).

(e)   Commitments for licensed copyrights of video content

The Company has entered into non-cancellable licensing agreements with third-party vendors to acquire certain licensed copyrights of video content. The future aggregate minimum payments under non-cancellable licensing agreements are as follows:

	As of March 31,
	2016	2017
	(in millions of RMB)
No later than 1 year	885	4,518
Later than 1 year and no later than 5 years	2,885	3,913

Total	3,770	8,431

(f)   Sponsorship commitment

In January 2017, the Company entered into a framework agreement with the International Olympic Committee (the "IOC") and the United States Olympic Committee for a long-term partnership arrangement through 2028. Joining in The Olympic Partner worldwide sponsorship program, the Company has become the official "E-Commerce Services" Partner and "Cloud Services" Partner of the IOC. In addition, the Company has been granted certain marketing rights, benefits and opportunities relating to future Olympic Games and related initiatives, events and activities. The Company will provide at least US$815 million worth of cash, cloud infrastructure services and cloud computing services, as well as marketing and media support in connection with various Olympic initiatives, events and activities, including the Olympic Games and the Winter Olympic Games through 2028. As of March 31, 2017, the aggregate amount of cash to be paid and value of services to be provided in the future approximates US$800 million.